Contributed equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of issued and fully paid shares	(a) Issued and fully paid shares

	Number of shares	US$m
Year ended 31 December 2025
Opening balance	1,898,749,771	29,001
Shares Issued	2,350,372	35
Amounts as at 31 December 2025	1,901,100,143	29,036
Year ended 31 December 2024
Opening balance	1,898,749,771	29,001
Amounts as at 31 December 2024	1,898,749,771	29,001
Year ended 31 December 2023
Opening balance	1,898,749,771	29,001
Amounts as at 31 December 2023	1,898,749,771	29,001

Disclosure of reserved shares	(b) Reserved shares

	Employee share plans
	Number of shares	US$m
Year ended 31 December 2025
Opening balance	3,080,842	(58)
Purchases during the year	5,700,372	(88)
Vested/allocated during the year	(3,497,764)	64
Amounts as at 31 December 2025	5,283,450	(82)
Year ended 31 December 2024
Opening balance	2,140,927	(49)
Purchases during the year	4,293,699	(81)
Vested/allocated during the year	(3,353,784)	72
Amounts as at 31 December 2024	3,080,842	(58)
Year ended 31 December 2023
Opening balance	1,873,777	(38)
Purchases during the year	2,332,121	(57)
Vested/allocated during the year	(2,064,971)	46
Amounts as at 31 December 2023	2,140,927	(49)